Exploration for evaluation of oil&gas resources (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Exploration for evaluation of oil&gas resources
Revenues related to exploration activity and evaluation	€ 34	€ 17	€ 9
- write-off of exploration and evaluation costs	214	93	252
- costs of geological and geophysical studies	275	287	273
Exploration expense for the year	489	380	525
Intangible assets: proved and unproved exploration licence and leasehold property acquisition costs	1,031	1,081	995
Tangible assets: capitalized exploration and evaluation costs	1,563	1,267	1,371
Total tangible and intangible assets	2,594	2,348	2,366
Provision for decommissioning related to exploration activity and evaluation	109	77	81
Exploration expenditure (net cash used in investing activities)	586	463	442
Geological and geophysical costs (cash flow from operating activities)	275	287	273
Total exploration effort	€ 861	€ 750	€ 715